Other Financial Assets - Other financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Financial Assets
Security deposits	€ 3,350	€ 3,386
Investment in equity instrument	4,641
Total non-current financial assets	7,991	3,386
Fixed term deposits	111,498	19,987
Security deposits	118	2,594
Total current other financial assets	111,616	22,581
Total other financial assets	€ 119,607	€ 25,967